Hod Maden Interest - Summarized Financial Information in Associate Balance Sheet Items (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current Assets	$ 26,699	$ 38,359
Total Assets	588,887	660,915
Total liabilities	5,490	9,245
Company's share of net assets of associate	127,224	177,452
Hod Maden Associate [member]
Disclosure of associates [line items]
Current Assets	668	619
Non-current Assets	423,758	591,343
Total Assets	424,426	591,962
Current Liabilities	347	456
Non-current Liabilities	0	0
Total liabilities	347	456
Net Assets	424,079	591,506
Company's share of net assets of associate	$ 127,224	$ 177,452	$ 190,700	$ 0